INCOME TAXES - Disclosure of detailed information about effective income tax expense (recovery) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [Abstract]
Net loss for the year	$ (4,159,197)	$ (21,266,945)	$ (2,928,742)
Expected income tax recovery based on statutory rate	(1,102,000)	(5,636,000)	(776,000)
Adjustment to expected income tax benefit
Permanent differences	(805,000)	5,043,000	145,000
Other	(7,000)	1,000	(32,000)
Change in unrecognized deferred tax asset	1,914,000	592,000	663,000
Income tax provision (recovery)	$ 0	$ 0	$ 0